Business combination - Acquisition (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Sep. 06, 2022	Jun. 30, 2021	Dec. 31, 2022
Other acquisition
Business Acquisition [Line Items]
Ownership interest held		25.00%
Other acquisition | Minimum
Business Acquisition [Line Items]
Ownership interest held		25.00%
Other acquisition | Maximum
Business Acquisition [Line Items]
Ownership interest held		81.00%
Shopline Group
Business Acquisition [Line Items]
Cash paid for acquisition	$ 182,892
Percentage of shares in subsidiary transferred			70.40%
Other acquisition
Business Acquisition [Line Items]
Cash paid for acquisition		$ 9,611
Business combination, consideration transferred		$ 9,600
Percentage of shares in subsidiary transferred		19.00%
Class B common shares | Shopline Group
Business Acquisition [Line Items]
Cash paid for acquisition	$ 182,900